Investment Strategy - Small Cap Special Values Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of “small‑cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a small‑cap company to be one whose market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12‑month period. As of March 31, 2026, the median stock by market capitalization in the Index was approximately $0.967 billion, and the largest stock was approximately $34.169 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.
The Fund primarily invests in common stock but may also invest in other types of securities such as real estate investment trusts (“REITs”).
The Subadviser uses fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so‑called “top‑down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the Subadviser seeks to add value by selecting individual securities that it believes have superior company-specific fundamental attributes or relative valuations that it expects to outperform their industry and sector peers. This is commonly referred to as a “bottom‑up” approach to portfolio construction.
The Subadviser considers stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The Subadviser might sell a security if the price is approaching its price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if the Subadviser has identified more attractive investment prospects.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.